Fair value of financial assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
At carrying value [member]
Disclosure of fair value of financial assets [line items]
Total loans and other receivables	€ 83,517	€ 86,091	€ 75,676
Trade receivables (current)	35,582	27,479	22,843
Other financial assets (non-current)	1,221	388	356
Other current non-trade receivables	5,359	2,312	1,751
Cash and cash equivalents	43,175	55,912	50,726
Total finacial assets measured at fair value	218	0	0
Derivates	218	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of financial assets [line items]
Total loans and other receivables	83,735	86,091	75,676
Trade receivables (current)	35,582	27,479	22,843
Other financial assets (non-current)	1,221	388	356
Other current non-trade receivables	3,757	2,312	1,751
Cash and cash equivalents	43,175	55,912	50,726
Total finacial assets measured at fair value	218	0	0
Derivates	€ 218	€ 0	€ 0